Stock-Based Compensation and Employee Benefit Plans (Tables)	12 Months Ended
Jan. 29, 2012
Exchanged and Issued Options

On February 3, 2010, as a result of employee elections under the Option Exchange Program, the Company exchanged and issued the following options:

Number of Eligible Options Exchanged	20,484,001
Number of Repriced Options issued in the Option Exchange Program	6,828,025
Number of New $10.00 Options issued in the Option Exchange Program	10,242,002

Summary of Option Activity

A summary of option activity under the HDS Plan is presented below (shares in thousands):

	Number of Shares	Weighted Average Option Price
Outstanding at February 1, 2009	22,049	$13.13

Granted	1,582	13.13
Exercised	—	—
Canceled	(2,732)	13.13

Outstanding at January 31, 2010	20,899	$13.13

Granted[1]	21,495	7.66
Exercised	—	—
Canceled[2]	(23,927)	12.41

Outstanding at January 30, 2011	18,467	$7.69

Granted	12,485	4.62
Exercised	—	—
Canceled	(1,415)	6.63

Outstanding at January 29, 2012	29,537	$6.44

1 –	Includes shares granted in conjunction with the Option Exchange Program.
2 –	Includes shares canceled in conjunction with the Option Exchange Program.

Option Pricing with Weighted Average Assumptions

The estimated fair value of the options when granted is amortized to expense over the options’ vesting or required service period. The fair value for these options was estimated by management, after considering a third-party valuation specialist’s assessment, at the date of grant based on the expected life of the option and historical exercise experience, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Risk-free interest rate	2.8%	3.0%	2.9%
Dividend yield	0.0%	0.0%	0.0%
Expected volatility factor	46.0%	48.9%	50.5%
Expected option life in years	6.6	6.8	7.3